Condensed Statements of CashFlows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (327,947)	$ (908,790)	$ (3,324,180)	$ (1,504,681)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	17,238	2,407	29,398	2,160
Stock issued for services	14,009	132,000	192,040	50,960
Preferred stock dividend paid with stock			10,325	2,265
Preferred stock issued for liquidated damages			296,043
Common stock issued for liquidated damages			781,684
Interest expense paid with stock on conversion				8,886
Changes in operating assets and liabilities:
Prepaid expenses	(28,909)		(3,418)	(2,903)
Accounts payable and accrued expenses	2,752	(21,827)	(25,499)	76,437
Liquidated damages and accrued interest		188,485	(282,916)	282,916
Net cash used in operating activities	(322,857)	(607,725)	(2,326,523)	(1,083,960)
Cash flows from investing activities:
Purchases of property and equipment			(7,986)
Capitalized software costs	(60,900)	(52,288)	(168,513)
Net cash used in investing activities	(60,900)	(52,288)	(176,499)
Cash flows from financing activities:
Proceeds from sale of common stock	161,846	33,000	1,591,492	737,000
Subscription receivable			33,000	(33,000)
Costs incurred for equity sales	(1,629)		(17,601)	(149,137)
Proceeds from sale of preferred stock	190,000			1,259,995
Net cash provided by financing activities	350,217	33,000	1,606,891	1,814,858
Net (decrease) increase in cash	(33,539)	(627,013)	(896,131)	730,898
Cash, beginning of period	259,212	1,155,343	1,155,343	424,445
Cash, end of period	225,673	528,330	259,212	1,155,343
Supplemental disclosures of cash flow information:
Cash paid during period for interest
Cash paid during period for taxes
Supplemental disclosure of non-cash investing and financing activities:
Preferred Series A shares issued for dividends	2,765	2,447		157,733
Common shares issued upon conversion of convertible notes and accrued interest				$ 85,543
Prepaid expenses paid for by issuance of common stock	$ 104,940